SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Raw materials	$ 147	$ 117
Smart cart parts	3,035	2,528
Inventory in transit	796	636
Finished goods	4,117	610
Inventories	$ 8,095	$ 3,891